Grandeur Peak Global MicroCap Fund	Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.88%
Australia — 7.68%
Atturra ltd(a)	650,310	$396,038
Fiducian Group Ltd	157,819	888,541
Imdex Ltd	144,029	235,394
IPD Group Ltd/Australia(a)	74,199	177,521
Kogan.com Ltd(a)	334,914	992,754
MA Financial Group Ltd	103,418	426,731
Megaport Ltd(a)	33,940	179,697
		3,296,676
Belgium — 0.41%
X-Fab Silicon Foundries S.E.(a)(b)(c)	34,079	176,418

Brazil — 0.97%
Armac Locacao Logistica E Servicos SA	163,200	137,633
BR Advisory Partners	74,100	173,278
Track & Field Co SA	64,700	105,919
		416,830
Canada — 0.85%
BioSyent Inc(b)	48,100	363,973

China — 1.13%
Chaoju Eye Care Holdings Ltd	452,000	175,184
TK Group Holdings Ltd(b)	1,246,100	310,244
		485,428
Finland — 0.48%
Revenio Group Oyj	6,394	205,069

France — 2.74%
Neurones SA	8,295	390,373
Sidetrade(a)	713	186,990
Thermador Groupe	4,607	337,633
Wavestone	5,180	263,376
		1,178,372
Germany — 0.70%
Mensch und Maschine Software S	5,555	299,430

Greece — 2.12%
Kri-Kri Milk Industry SA	25,593	425,798
Sarantis SA	40,988	484,361
		910,159
Hong Kong — 2.00%
Plover Bay Tech(c)	1,383,600	859,417

India — 5.91%
GHCL Limited(a)	26,000	219,333
Gulf Oil Lubricants India Ltd.	34,095	401,777
Indigo Paints Ltd	26,458	386,888
Ksolves India Ltd	13,366	153,063
SJS Enterprises Ltd(a)	15,525	176,973
Vaibhav Global Ltd	80,463	254,408
Vimta Labs Ltd(a)	33,000	325,908
Yatharth Hospital(a)	126,000	620,552
		2,538,902
Indonesia — 1.40%
Arwana Citramulia Tbk P.T.	3,364,400	126,947
Aspirasi Hidup Indonesia	4,810,100	225,764
	Shares	Fair Value
COMMON STOCKS — 99.88% (continued)
Indonesia — 1.40% (continued)
Selamat Sempurna Tbk PT	2,309,700	$250,115
		602,826
Ireland — 0.52%
Uniphar PLC(a)	90,411	224,926

Italy — 0.74%
Pharmanutra SpA(a)	6,049	319,160

Japan — 22.42%
AZOOM Co Ltd	9,800	414,537
Bengo4.com Inc(a)	45,800	822,477
Charm Care Corp KK	85,700	708,991
CrowdWorks Inc(a)	20,100	164,212
Cyber Security Cloud Inc(a)	15,300	200,371
eGuarantee Inc	26,000	292,719
eWeLL Co Ltd(a)	19,100	238,559
FP Partner Inc(a)	12,700	180,570
Halows Company Ltd.	7,400	182,037
Hennge KK(a)	71,700	544,163
Insource Co Ltd	28,000	192,644
Integral Corp(a)	11,900	314,604
MarkLines Company Ltd.(a)	23,000	328,203
Oro Co Ltd	42,400	678,579
Plus Alpha Consulting Company Ltd.	11,900	138,195
Rise Consulting Group Inc(a)	63,200	276,299
Sun* Inc(a)	191,100	857,636
Synchro Food Co Ltd(a)	53,100	127,713
System Support, Inc.	64,400	824,289
Syuppin Company, Ltd.	48,500	347,134
Timee Inc(a)	21,400	195,393
ULS Group Inc	30,300	972,982
User Local Inc	9,000	105,852
WDB coco Co Ltd	5,000	109,618
Yakuodo Holdings Company Limited	10,100	125,302
YMIRLINK Inc(a)	32,600	279,788
		9,622,867
Luxembourg — 0.64%
Sword Group	7,482	273,003

Norway — 1.90%
Bouvet ASA	38,828	277,520
Medistim ASA	10,500	148,426
SmartCraft ASA(a)	166,002	388,651
		814,597
Philippines — 0.77%
Pryce Corp(b)	1,811,900	328,760

Poland — 1.30%
Auto Partner SA	77,576	348,708
Shoper Spolka Akcyjna	20,858	207,723
		556,431
Singapore — 1.47%
Riverstone Holdings Ltd.(a)	841,725	631,744

South Korea — 1.50%
FNS Tech Co Ltd(a)	54,887	397,227

Grandeur Peak Global MicroCap Fund	Schedule of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.88% (continued)
South Korea — 1.50% (continued)
Kinx Inc.	2,500	$124,797
MegaStudyEdu Co Ltd(a)	4,572	122,433
		644,457
Sweden — 6.23%
ADDvise Group AB(a)	538,100	119,624
Idun Industrier AB(a)	9,600	283,110
Momentum Group AB(a)	20,800	330,151
RVRC Holding AB	45,828	204,502
Sdiptech AB(a)	11,425	234,306
Swedencare AB(a)	218,921	991,123
Swedish Logistic(a)	105,935	388,840
Teqnion AB	8,129	123,604
		2,675,260
Taiwan — 2.68%
Acer E-Enabling Service Business	56,000	445,860
Gem Services Inc	107,000	228,474
Sporton International, Inc.(a)	52,699	322,875
WITS Corp.	47,477	151,201
		1,148,410
Thailand — 0.62%
Humanica PCL(a)	1,280,000	267,156

United Kingdom — 12.93%
AB Dynamics PLC	18,515	392,627
Advanced Medical Solutions Gro	89,754	232,627
Ashtead Technology Holdings Ord	47,686	330,570
Brickability Group PLC(a)	193,311	137,124
CVS Group plc	65,938	801,350
Elixirr International PLC	92,586	843,904
Foresight Group Holdings Ltd	65,739	321,203
Franchise Brands PLC	162,415	281,977
FRP Advisory Group PLC	325,991	545,757
Kitwave Group Plc(a)	52,830	188,356
Pensionbee Group PLC(a)	93,570	191,461
Raspberry PI Ltd(a)	24,273	230,575
Tatton Asset Mgmt	37,957	310,668
Victorian Plumbing Group PLC(a)	271,436	360,173
Volution Group PLC	57,773	381,867
		5,550,239
United States — 19.77%
Advanced Oxygen Therapy(a)	92,746	132,268
Arizona Sonoran Copper Company, Inc.(a)	450,634	514,592
Barrett Business Services, Inc.	25,972	1,125,367
Bowman Consulting Group Limited(a)	35,734	908,716
Esquire Financial Holdings, Inc.	7,091	633,723
Figs, Inc., Class A(a)	51,813	294,816
Global Industrial Company	8,639	213,470
Hackett Group, Inc. (The)	33,010	1,019,349
iRadimed Corporation(a)	2,991	177,097
Mama’s Creations Incorporated(a)	73,792	568,198
Pennant Group, Inc. (The)(a)	58,150	1,539,230
Plumas Bancorp(a)	9,339	425,858
The Joint Corporation(a)	17,690	195,475
The Lovesac Company(a)	11,039	282,157
	Shares	Fair Value
COMMON STOCKS — 99.88% (continued)
United States — 19.77% (continued)
Treace Medical(a)	45,630	$458,581
		8,488,897
Total Common Stocks (Cost $37,607,561)		42,879,407

Total Common Stocks/ Investments — 99.88%
(Cost $37,607,561)		42,879,407

Other Assets in Excess of Liabilities — 0.12%		50,289

NET ASSETS — 100.00%		$42,929,696

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $1,179,395, representing 2.75% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $1,035,835, representing 2.41% of net assets.

Sector Composition (January 31, 2025)
Technology	24.9%
Health Care	16.7%
Industrials	16.6%
Consumer Discretionary	14.3%
Financials	11.6%
Consumer Staples	4.6%
Communications	4.6%
Materials	4.1%
Real Estate	0.9%
Energy	0.8%
Utilities	0.8%
Other Assets in Excess of Liabilities	0.1%
Total	100%

Grandeur Peak Global MicroCap Fund	Schedule of Investments
January 31, 2025 (Unaudited) (Continued)

Industry Composition (January 31, 2025)
It Services	10.3%
Professional Services	8.2%
Application Software	7.7%
Health Care Services	6.1%
Internet Media & Services	4.0%
Health Care Facilities	3.6%
Other Commercial Support Services	3.1%
Health Care Supplies	3.1%
Private Equity	2.8%
Auto Parts	2.7%
Banks	2.5%
Investment Management	2.5%
Online Marketplace	2.3%
Packaged Food	2.3%
Other Spec Retail - Discr	2.3%
Engineering Services	2.1%
Communications Equipment	2.0%
Infrastructure Software	2.0%
Home Products Stores	1.9%
Specialty Chemicals	1.8%
Specialty Online Retailers	1.7%
Specialty & Generic Pharma	1.6%
Industrial Wholesale & Rental	1.6%
Medical Equipment	1.6%
Apparel, Footwear & Acc Design	1.4%
Wealth Management	1.3%
Base Metals	1.2%
Personal Care Products	1.1%
Other Industries (each less than 1%)	15.1%
Other Assets in Excess of Liabilities	0.1%
Total	100%